Employee Benefit Plans (Tables)	Nov. 18, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net Periodic Benefit Cost (Credit)
The components of Dominion Energy’s provision for net periodic benefit cost (credit) were as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
(millions)
Three Months Ended September 30,
Service cost	$41	$39	$7	$7
Interest cost	97	85	17	14
Expected return on plan assets	(177)	(165)	(37)	(36)
Amortization of prior service credit	—	—	(13)	(13)
Amortization of net actuarial loss	42	48	2	3
Settlements (1)	2	—	—	—

Net periodic benefit cost (credit)	$5	$7	$(24)	$(25)

Nine Months Ended September 30,
Service cost	$121	$118	$20	$20
Interest cost	296	253	51	42
Expected return on plan assets	(530)	(498)	(105)	(107)
Amortization of prior service cost (credit)	1	1	(39)	(39)
Amortization of net actuarial loss	124	145	9	8
Settlements and curtailment (1)	75	—	42	—

Net periodic benefit cost (credit)	$87	$19	$(22)	$(76)

(1)	Primarily related to a voluntary retirement program.

Dominion Energy Gas Holdings, LLC
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net Periodic Benefit Cost (Credit)
The components of Dominion Energy Gas’ provision for net periodic benefit cost (credit) for employees represented by collective bargaining units were as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
(millions)
Three Months Ended September 30,
Service cost	$4	$4	$—	$1
Interest cost	7	7	3	3
Expected return on plan assets	(38)	(36)	(6)	(7)
Amortization of prior service credit	—	—	(1)	(1)
Amortization of net actuarial loss	5	4	—	—

Net periodic benefit credit	$(22)	$(21)	$(4)	$(4)

Nine Months Ended September 30,
Service cost	$12	$13	$2	$3
Interest cost	23	21	8	8
Expected return on plan assets	(116)	(111)	(20)	(21)
Amortization of prior service credit	—	—	(3)	(3)
Amortization of net actuarial loss	15	14	2	2
Curtailment (1)	1	—	1	—

Net periodic benefit credit	$(65)	$(63)	$(10)	$(11)

(1)	Related to a voluntary retirement program.